SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Bank borrowing

On January 16, 2012, the Group entered into a borrowing agreement with a financial institution in Hong Kong for the sum of US$15,000. The bank borrowing bears an interest rate of LIBOR plus 2.7%, is repayable on demand and is secured by bank deposits of US$15,290 placed with the branch of the financial institution in the PRC.

Disposal of a subsidiary

On September 19, 2011, the Company entered into an agreement to dispose its 90% equity shareholding in Beijing Information to Beijing Chuangkai Information Consultancy Co. Ltd, the 10% noncontrolling shareholder of Beijing Information, for nil consideration. Prior to the disposal, the Company transferred all of Beijing Information’s assets and liabilities of US$198 and US$59, respectively, to another subsidiary for nil consideration. Beijing Information was dormant at the time of disposal.

Immediately upon the completion of the disposal on February 8, 2012, Beijing Information was deconsolidated from the Group. As there was no difference between the fair value of consideration received for the disposal and the carrying amounts of the assets and liabilities, no gain or loss is to be recognized in the Company’s consolidated statements of income for the year ending December 31, 2012.

Since the Company transferred all of Beijing Information’s assets and liabilities to another subsidiary prior to disposing Beijing Information, Beijing Information does not meet the definition of a discontinued operation under ASC 205, “Presentation of Financial Statements—Discontinued Operation”, as Beijing Information’s operations and cash flows have not been eliminated from the ongoing operations of the Group.

Acquisition of properties

On March 15, 2012, the Group entered into an agreement with Beijing Hengxinjilahua Investment Consultancy Limited, an independent third-party, to acquire certain commercial properties of approximately 2,913 square meters in Sanya, Hainan Province, the PRC, for a total consideration of US$13,093. The commercial properties are intended to be used for Hainan local office as well as internal training purposes. The consideration has been paid in full by the Group.